INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013
Cash flows from operating activities:
Net income	$ 957	$ 1,275	$ 2,417	$ 2,436	$ 7,271
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	1,194	830	2,475	1,913	4,049
Gain from obtaining control in a subsidiary previously accounted for by the equity method	0	0	0	0	(3,299)
Accrued interest and exchange rate changes of debenture and long-term loans	4	5	9	(19)	21
Accrued severance pay, net	138	(27)	125	(67)	(397)
Gain from sale of property and equipment, net	(32)	(98)	(97)	(166)	(195)
Equity in gains of affiliate	0	(70)	0	(182)	(340)
Amortization of stock-based compensation	127	25	175	58	374
Decrease in restricted cash	1	5	16	10	27
Decrease (Increase) in trade receivables, net	378	535	(1,705)	(1,478)	(1,270)
Decrease (Increase) in other accounts receivable and prepaid expenses	(69)	136	(629)	(257)	148
Decrease in inventories	(481)	(59)	(217)	(94)	(685)
Deferred income taxes	319	271	804	432	1,272
Decrease (increase) in long-term accounts receivable	(50)	9	(9)	32	(4)
Increase in trade payables	1,117	(250)	493	(428)	1,290
Increase (decrease) in other accounts payable and accrued expenses	(988)	(157)	(1,342)	1,259	1,449
Net cash provided by operating activities	2,615	2,430	2,515	3,449	9,711
Cash flows from investing activities:
Purchase of property and equipment	(1,094)	(1,409)	(2,248)	(2,436)	(4,663)
Proceeds from sale of property and equipment	160	128	867	798	1,216
Investment and loans/Repayments in affiliate, net	0	34	0	66	137
Acquisition of subsidiary (a)	0	0	0	0	(3,973)
Net cash used in investing activities	(934)	(1,247)	(1,381)	(1,572)	(7,283)
Cash flows from financing activities:
Receipt of long-term loans from banks	1,490	2,333	12,927	3,681	7,127
Repayment of long-term loans from banks	(2,597)	(2,420)	(4,803)	(5,598)	(10,137)
Repayment of long-term loans from others	(251)	0	(366)	0	0
Proceeds from issuance of shares, net	6	0	10,065	0	7
Repurchase of shares from non-controlling interests	0	0	(7,740)	0	0
Short-term bank credit, net	(1,382)	(670)	(2,582)	(1,046)	563
Net cash provided by (used in) financing activities	(2,734)	(757)	7,501	(2,963)	(2,440)
Effect of exchange rate changes on cash and cash equivalents	(227)	(351)	(194)	(194)	(324)
Increase (decrease) in cash and cash equivalents	(1,280)	75	8,441	(1,280)	(336)
Cash and cash equivalents at the beginning of the period	13,070	2,330	3,349	3,685	3,685
Cash and cash equivalents at the end of the period	11,790	2,405	11,790	2,405	3,349
(a) Acquisition of subsidiary:
Working capital (Cash and cash equivalent excluded)	0	0	0	0	130
Property and equipment	0	0	0	0	2,486
Other intangible assets	0	0	0	0	1,690
Goodwill	0	0	0	0	4,894
Long term loans from banks and others	0	0	0	0	(1,342)
Investment in subsidiary previously accounted for by the equity method	0	0	0	0	(3,885)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net	0	0	0	0	3,973
(b) Non-cash activity:
Purchase of property and equipment	179	0	179	0	392
Purchase of property and equipment at finance lease	0	0	0	0	3
Dividend payable for non-controlling interest in a consolidated subsidiary	0	0	0	0	1,311
Issuance of shares in respect of acquisition of non-controlling interests in subsidiary	0	0	11,385	0	0
Cash paid during the year for:
Interest	298	0	1,900	0	1,189
Income Taxes	$ 101	$ 7	$ 238	$ 19	$ 114